INVESTMENTS IN OPERATING PARTNERSHIPS - Current financial results available for the Operating Partnerships (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Rent	$ 30,036,647	$ 50,451,711
Interest and other	665,490	1,587,643
Operating Partnerships Revenues	30,702,137	52,039,354
Expenses
Interest	5,146,027	8,234,492
Depreciation and amortization	6,695,956	12,007,952
Taxes and insurance	3,793,352	6,256,895
Repairs and maintenance	6,156,726	11,352,772
Operating expenses	9,801,477	17,310,943
Other expenses	1,028,598	1,457,421
Operating Partnerships Total Expenses	32,622,136	56,620,475
NET INCOME (LOSS)	(1,919,999)	(4,581,121)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(2,814,449)	(5,185,654)
Net income (loss) allocated to other partners	894,450	604,533
Series Twenty [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty One [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Two [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Three [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Four [Member]
Revenues
Rent	0	1,012,959
Interest and other	0	48,038
Operating Partnerships Revenues	0	1,060,997
Expenses
Interest	0	113,914
Depreciation and amortization	0	306,638
Taxes and insurance	0	106,166
Repairs and maintenance	0	332,956
Operating expenses	0	408,091
Other expenses	0	10,000
Operating Partnerships Total Expenses	0	1,277,765
NET INCOME (LOSS)	0	(216,768)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(175,680)
Net income (loss) allocated to other partners	0	(41,088)
Series Twenty Five [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Six [Member]
Revenues
Rent	434,278	1,210,423
Interest and other	4,898	19,012
Operating Partnerships Revenues	439,176	1,229,435
Expenses
Interest	54,664	213,765
Depreciation and amortization	110,311	314,575
Taxes and insurance	77,697	188,495
Repairs and maintenance	180,683	349,551
Operating expenses	180,042	584,845
Other expenses	7,560	15,500
Operating Partnerships Total Expenses	610,957	1,666,731
NET INCOME (LOSS)	(171,781)	(437,296)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(170,064)	(432,921)
Net income (loss) allocated to other partners	(1,717)	(4,375)
Series Twenty Seven [Member]
Revenues
Rent	0	1,110,742
Interest and other	0	25,945
Operating Partnerships Revenues	0	1,136,687
Expenses
Interest	0	64,653
Depreciation and amortization	0	257,130
Taxes and insurance	0	172,817
Repairs and maintenance	0	280,360
Operating expenses	0	390,111
Other expenses	0	3,825
Operating Partnerships Total Expenses	0	1,168,896
NET INCOME (LOSS)	0	(32,209)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(147,683)
Net income (loss) allocated to other partners	0	115,474
Series Twenty Eight [Member]
Revenues
Rent	0	838,501
Interest and other	0	25,742
Operating Partnerships Revenues	0	864,243
Expenses
Interest	0	125,154
Depreciation and amortization	0	182,092
Taxes and insurance	0	117,539
Repairs and maintenance	0	174,613
Operating expenses	0	378,450
Other expenses	0	0
Operating Partnerships Total Expenses	0	977,848
NET INCOME (LOSS)	0	(113,605)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(161,011)
Net income (loss) allocated to other partners	0	47,406
Series Twenty Nine [Member]
Revenues
Rent	922,559	928,455
Interest and other	27,507	87,966
Operating Partnerships Revenues	950,066	1,016,421
Expenses
Interest	143,610	159,305
Depreciation and amortization	175,389	184,650
Taxes and insurance	147,706	143,326
Repairs and maintenance	197,655	194,049
Operating expenses	455,263	481,395
Other expenses	24,726	24,551
Operating Partnerships Total Expenses	1,144,349	1,187,276
NET INCOME (LOSS)	(194,283)	(170,855)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(193,368)	(169,826)
Net income (loss) allocated to other partners	(915)	(1,029)
Series Thirty [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty One [Member]
Revenues
Rent	0	520,952
Interest and other	0	15,321
Operating Partnerships Revenues	0	536,273
Expenses
Interest	0	24,047
Depreciation and amortization	0	135,737
Taxes and insurance	0	94,337
Repairs and maintenance	0	83,815
Operating expenses	0	269,449
Other expenses	0	6,100
Operating Partnerships Total Expenses	0	613,485
NET INCOME (LOSS)	0	(77,212)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(77,135)
Net income (loss) allocated to other partners	0	(77)
Series Thirty Two [Member]
Revenues
Rent	1,842,454	2,125,690
Interest and other	36,665	40,082
Operating Partnerships Revenues	1,879,119	2,165,772
Expenses
Interest	271,634	354,715
Depreciation and amortization	493,590	581,935
Taxes and insurance	219,327	276,332
Repairs and maintenance	395,820	407,881
Operating expenses	834,017	848,520
Other expenses	51,451	131,212
Operating Partnerships Total Expenses	2,265,839	2,600,595
NET INCOME (LOSS)	(386,720)	(434,823)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(335,845)	(377,975)
Net income (loss) allocated to other partners	(50,875)	(56,848)
Series Thirty Three [Member]
Revenues
Rent	1,570,462	2,123,512
Interest and other	48,851	64,665
Operating Partnerships Revenues	1,619,313	2,188,177
Expenses
Interest	244,294	315,579
Depreciation and amortization	337,494	466,660
Taxes and insurance	170,046	260,877
Repairs and maintenance	309,538	395,354
Operating expenses	674,416	721,209
Other expenses	35,437	99,230
Operating Partnerships Total Expenses	1,771,225	2,258,909
NET INCOME (LOSS)	(151,912)	(70,732)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(103,077)	(116,835)
Net income (loss) allocated to other partners	(48,835)	46,103
Series Thirty Four [Member]
Revenues
Rent	653,447	984,013
Interest and other	22,681	65,575
Operating Partnerships Revenues	676,128	1,049,588
Expenses
Interest	99,930	120,327
Depreciation and amortization	152,996	273,862
Taxes and insurance	114,300	169,072
Repairs and maintenance	239,665	380,870
Operating expenses	207,821	305,776
Other expenses	0	0
Operating Partnerships Total Expenses	814,712	1,249,907
NET INCOME (LOSS)	(138,584)	(200,319)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(137,805)	(200,222)
Net income (loss) allocated to other partners	(779)	(97)
Series Thirty Five [Member]
Revenues
Rent	0	1,134,069
Interest and other	0	56,021
Operating Partnerships Revenues	0	1,190,090
Expenses
Interest	0	171,539
Depreciation and amortization	0	325,733
Taxes and insurance	0	129,473
Repairs and maintenance	0	144,621
Operating expenses	0	313,050
Other expenses	0	20,000
Operating Partnerships Total Expenses	0	1,104,416
NET INCOME (LOSS)	0	85,674
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(1,249)
Net income (loss) allocated to other partners	0	86,923
Series Thirty Six [Member]
Revenues
Rent	0	474,857
Interest and other	0	3,692
Operating Partnerships Revenues	0	478,549
Expenses
Interest	0	87,349
Depreciation and amortization	0	111,846
Taxes and insurance	0	85,875
Repairs and maintenance	0	85,689
Operating expenses	0	162,565
Other expenses	0	12,000
Operating Partnerships Total Expenses	0	545,324
NET INCOME (LOSS)	0	(66,775)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(89,838)
Net income (loss) allocated to other partners	0	23,063
Series Thirty Seven [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Thirty Eight [Member]
Revenues
Rent	0	1,741,465
Interest and other	0	26,897
Operating Partnerships Revenues	0	1,768,362
Expenses
Interest	0	216,344
Depreciation and amortization	0	311,029
Taxes and insurance	0	203,609
Repairs and maintenance	0	317,006
Operating expenses	0	654,087
Other expenses	0	19,900
Operating Partnerships Total Expenses	0	1,721,975
NET INCOME (LOSS)	0	46,387
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(47,462)
Net income (loss) allocated to other partners	0	93,849
Series Thirty Nine [Member]
Revenues
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Forty [Member]
Revenues
Rent	0	1,912,038
Interest and other	0	38,652
Operating Partnerships Revenues	0	1,950,690
Expenses
Interest	0	299,350
Depreciation and amortization	0	507,268
Taxes and insurance	0	268,714
Repairs and maintenance	0	455,008
Operating expenses	0	677,107
Other expenses	0	27,938
Operating Partnerships Total Expenses	0	2,235,385
NET INCOME (LOSS)	0	(284,695)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(245,256)
Net income (loss) allocated to other partners	0	(39,439)
Series Forty One [Member]
Revenues
Rent	3,476,801	3,956,527
Interest and other	84,341	70,323
Operating Partnerships Revenues	3,561,142	4,026,850
Expenses
Interest	619,566	629,213
Depreciation and amortization	649,518	831,254
Taxes and insurance	512,768	576,581
Repairs and maintenance	620,024	840,957
Operating expenses	875,654	1,125,706
Other expenses	290,099	335,833
Operating Partnerships Total Expenses	3,567,629	4,339,544
NET INCOME (LOSS)	(6,487)	(312,694)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(200,154)	(378,620)
Net income (loss) allocated to other partners	193,667	65,926
Series Forty Two [Member]
Revenues
Rent	4,256,141	4,767,682
Interest and other	117,531	115,593
Operating Partnerships Revenues	4,373,672	4,883,275
Expenses
Interest	831,995	955,869
Depreciation and amortization	842,214	1,095,414
Taxes and insurance	648,491	652,668
Repairs and maintenance	920,712	1,058,354
Operating expenses	1,099,224	1,305,148
Other expenses	296,399	344,023
Operating Partnerships Total Expenses	4,639,035	5,411,476
NET INCOME (LOSS)	(265,363)	(528,201)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(429,081)	(474,867)
Net income (loss) allocated to other partners	163,718	(53,334)
Series Forty Three [Member]
Revenues
Rent	2,654,575	5,125,609
Interest and other	72,588	295,823
Operating Partnerships Revenues	2,727,163	5,421,432
Expenses
Interest	224,123	731,652
Depreciation and amortization	730,170	1,354,544
Taxes and insurance	371,946	650,744
Repairs and maintenance	660,023	1,449,668
Operating expenses	1,099,034	1,892,430
Other expenses	26,774	40,549
Operating Partnerships Total Expenses	3,112,070	6,119,587
NET INCOME (LOSS)	(384,907)	(698,155)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(187,992)	(382,848)
Net income (loss) allocated to other partners	(196,915)	(315,307)
Series Forty Four [Member]
Revenues
Rent	4,266,865	8,245,130
Interest and other	51,303	324,865
Operating Partnerships Revenues	4,318,168	8,569,995
Expenses
Interest	1,027,876	1,796,793
Depreciation and amortization	789,024	1,721,158
Taxes and insurance	172,611	565,143
Repairs and maintenance	521,338	1,738,743
Operating expenses	1,096,624	2,525,291
Other expenses	36,073	94,330
Operating Partnerships Total Expenses	3,643,546	8,441,458
NET INCOME (LOSS)	674,622	128,537
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(362,927)
Net income (loss) allocated to other partners	674,622	491,464
Series Forty Five [Member]
Revenues
Rent	4,835,984	6,955,334
Interest and other	89,752	170,310
Operating Partnerships Revenues	4,925,736	7,125,644
Expenses
Interest	674,644	838,574
Depreciation and amortization	1,187,574	1,777,685
Taxes and insurance	585,909	845,555
Repairs and maintenance	1,255,834	1,871,816
Operating expenses	1,706,299	2,512,273
Other expenses	184,634	243,209
Operating Partnerships Total Expenses	5,594,894	8,089,112
NET INCOME (LOSS)	(669,158)	(963,468)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(647,523)	(932,857)
Net income (loss) allocated to other partners	(21,635)	(30,611)
Series Forty Six [Member]
Revenues
Rent	5,123,081	5,283,753
Interest and other	109,373	93,121
Operating Partnerships Revenues	5,232,454	5,376,874
Expenses
Interest	953,691	1,016,350
Depreciation and amortization	1,227,676	1,268,742
Taxes and insurance	772,551	749,572
Repairs and maintenance	855,434	791,461
Operating expenses	1,573,083	1,755,440
Other expenses	75,445	29,221
Operating Partnerships Total Expenses	5,457,880	5,610,786
NET INCOME (LOSS)	(225,426)	(233,912)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(409,540)	(410,442)
Net income (loss) allocated to other partners	$ 184,114	$ 176,530